DISPOSAL GROUP (Details) - Schedule of Disposal Group Insurance Claims - Scottish Widows [member] - Insurance Claims [Member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Life insurance and participating investment contracts
Claims and surrenders	£ (2,788)	£ (8,898)	£ (8,617)
	(1,328)	(15,129)	(22,098)
Reinsurers’ share	86	35	106
	(1,242)	(15,094)	(21,992)
Change in unallocated surplus	14	(147)	14
Insurance claims	(1,363)	(15,578)	(22,344)
Deaths [member]
Life insurance and participating investment contracts
Claims and surrenders	(267)	(675)	(635)
Maturities [member]
Life insurance and participating investment contracts
Claims and surrenders	(393)	(1,280)	(1,347)
Surrenders [member]
Life insurance and participating investment contracts
Claims and surrenders	(1,734)	(5,674)	(5,444)
Annuities [member]
Life insurance and participating investment contracts
Claims and surrenders	(336)	(985)	(949)
Other [member]
Life insurance and participating investment contracts
Claims and surrenders	(58)	(284)	(242)
Participating investment contracts [member]
Life insurance and participating investment contracts
Change in insurance and participating investment contracts	1,533	(9,067)	(14,160)
Non-participating investment contracts [member]
Life insurance and participating investment contracts
Change in non-participating investment contracts	(73)	2,836	679
Life insurance and participating investment contracts [member]
Life insurance and participating investment contracts
Insurance claims	(1,228)	(15,241)	(21,978)
Non-life insurance, net of reinsurrance [member]
Life insurance and participating investment contracts
Insurance claims	£ (135)	£ (337)	£ (366)